UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $266,350 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101    43452  3859000 SH  PUT  SOLE                  3859000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    59354  6493900 SH  PUT  SOLE                  6493900        0        0
CITIGROUP INC                  COM              172967101    17453  2601000 SH  PUT  SOLE                  2601000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     9371   159000 SH       SOLE                   159000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    35132   416300 SH  PUT  SOLE                   416300        0        0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204     2165   500000 SH       SOLE                   500000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1050    30000 SH  CALL SOLE                    30000        0        0
ISHARES TR                     DJ US REAL EST   464287739    93075  2500000 SH  PUT  SOLE                  2500000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1887    50000 SH       SOLE                    50000        0        0
ROHM & HAAS CO                 COM              775371107     3411    55200 SH  CALL SOLE                    55200        0        0